Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events
(20)	Subsequent Events

No material subsequent events have occurred since December 31, 2016 through March 29, 2017, the date at which the financial statements were issued, that would require adjustment to the financial statements.